SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Total operating lease expense	$ 57,501	$ 23,885
Cost Of Revenues [Member]
Operating lease expense	31,308	8,500
General And Administrative Expenses [Member]
Operating lease expense	12,548	2,713
Research And Development Expenses [Member]
Operating lease expense	10,678	11,104
Selling Expenses [Member]
Operating lease expense	$ 2,967	$ 1,568